Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis $ in Thousands	Mar. 31, 2023 USD ($)
Fair Value [Member]
Liabilities:
Warrant liability on PodcastOne bridge loan	$ 2,817
Bifurcated embedded derivative on PodcastOne bridge loan	1,950
Total	4,767
Hierarchy Level Level 1 [Member]
Liabilities:
Warrant liability on PodcastOne bridge loan
Bifurcated embedded derivative on PodcastOne bridge loan
Total
Hierarchy Level Level 2 [Member]
Liabilities:
Warrant liability on PodcastOne bridge loan
Bifurcated embedded derivative on PodcastOne bridge loan
Total
Hierarchy Level Level 3 [Member]
Liabilities:
Warrant liability on PodcastOne bridge loan	2,817
Bifurcated embedded derivative on PodcastOne bridge loan	1,950
Total	$ 4,767